Shareholder Report, Holdings (Details) - C000244624 [Member]	Jul. 31, 2024
Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
FS KKR Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Blue Owl Capital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
TPG, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ares Management Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Multi-Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%